Changes in shareholders' equity	3 Months Ended
Mar. 31, 2024
Changes in shareholders' equity
Changes in shareholders' equity
17.	Changes in shareholders’ equity

								Total
							Accumulated	equity
					Additional		other	attributable	Non-
					paid-in	Accumulated	comprehensive	to shareholders	controlling	Total
	Class A Ordinary shares		Class B Ordinary shares		capital	Deficit	loss	of the Company	interests	shareholders’ equity
	Number of		Number of
	Shares	RMB	Shares	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance at December 31, 2022	319,677,037	229	73,680,917	56	1,286,189	(78,304)	(10,865)	1,197,305	(9,899)	1,187,406
Cumulative effect of the adoption of ASU 2016-13	—	—	—	—	—	(1,028)	—	(1,028)	—	(1,028)
Balance at January 1, 2023	319,677,037	229	73,680,917	56	1,286,189	(79,332)	(10,865)	1,196,277	(9,899)	1,186,378
Profit for the period	—	—	—	—	—	17,875	—	17,875	197	18,072
Other comprehensive loss	—	—	—	—	—	—	(2,080)	(2,080)	—	(2,080)
Total comprehensive income	—	—	—	—	—	17,875	(2,080)	15,795	197	15,992
Share based compensation	—	—	—	—	141,580	—	—	141,580	—	141,580
Balance at March 31, 2023	319,677,037	229	73,680,917	56	1,427,769	(61,457)	(12,495)	1,353,652	(9,702)	1,343,950

								Total
							Accumulated	equity
							other	attributable	Non-
					Additional	Retained	comprehensive	to shareholders	controlling	Total
	Class A Ordinary shares		Class B Ordinary shares		paid-in capital	earnings	income	of the Company	interests	shareholders’ equity
	Number of		Number of
	Shares	RMB	Shares	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance at January 1, 2024	339,104,792	244	73,680,917	56	1,555,773	507,226	4,769	2,068,068	(7,979)	2,060,089
Profit for the period	—	—	—	—	—	257,158	—	257,158	550	257,708
Other comprehensive income	—	—	—	—	—	—	7,509	7,509	—	7,509
Total comprehensive income	—	—	—	—	—	257,158	7,509	264,667	550	265,217
Share based compensation	—	—	—	—	3,142	—	—	3,142	—	3,142
Balance at March 31, 2024	339,104,792	244	73,680,917	56	1,558,915	764,384	12,278	2,335,877	(7,429)	2,328,448